Reinsurance - Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Premiums written:
Direct	$ 1,956.9	$ 1,951.2	$ 1,812.4
Assumed	1,485.5	1,495.7	1,548.5
Ceded	(1,014.5)	(1,364.9)	(1,148.4)
Net premiums written	2,427.9	2,082.0	2,212.5
Premiums earned:
Direct	1,927.5	1,940.5	1,757.4
Assumed	1,494.9	1,593.9	1,451.8
Ceded	(1,129.1)	(1,319.7)	(902.6)
Net premiums earned	2,293.3	2,214.7	2,306.6
Insurance losses and loss adjustment expenses:
Direct	1,415.5	1,458.9	1,673.6
Assumed	1,147.9	1,196.1	1,399.9
Ceded	(883.7)	(1,082.0)	(1,078.8)
Net insurance losses and loss adjustment expenses	$ 1,679.7	$ 1,573.0	$ 1,994.7